Shareholders' equity - Ordinary shares purchased and sold on market (Details) - $ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share-based payments
Number of treasury shares purchased	114,376
Number of treasury shares sold	(1,835,908)
Net number of ordinary shares purchased/(sold) on market	1,317,470
Treasury shares purchased - average price	$ 24.52
Treasury shares sold - average price	$ 20.23
Employee Share Plan (ESP)
Share-based payments
Number of ordinary shares purchased on market	931,524
Average share price, ordinary shares	$ 26.46
RSP
Share-based payments
Number of ordinary shares purchased on market	1,931,521
Average share price, ordinary shares	$ 24.06
Westpac Performance Plan (WPP) | Share rights
Share-based payments
Number of ordinary shares purchased on market	175,957
Average share price, ordinary shares	$ 26.00
Westpac Long Term Variable Reward Plan (LTVR) | Share options
Share-based payments
Average exercise price, options		$ 23.40
Parent Entity
Share-based payments
Number of treasury shares purchased	114,376
Number of treasury shares sold	(1,835,908)
Net number of ordinary shares purchased/(sold) on market	1,317,470
Treasury shares purchased - average price	$ 24.52
Treasury shares sold - average price	$ 20.23
Parent Entity | Employee Share Plan (ESP)
Share-based payments
Number of ordinary shares purchased on market	931,524
Average share price, ordinary shares	$ 26.46
Parent Entity | RSP
Share-based payments
Number of ordinary shares purchased on market	1,931,521
Average share price, ordinary shares	$ 24.06
Parent Entity | Westpac Performance Plan (WPP) | Share rights
Share-based payments
Number of ordinary shares purchased on market	175,957
Average share price, ordinary shares	$ 26.00